Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 2,372,842	$ 2,253,709	$ 10,011,177
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of right-of-use asset		12,059	6,252
Realized gain from short-term investment	(337,101)	(163,388)	(38,885)
Net changes in operating assets and liabilities:
Accounts receivable	820,166	(1,884,960)	717,500
Inventory		353,872	(353,871)
Prepayment	(1,910,258)	1,049,599	(4,822,426)
Prepaid and other current assets	396,271	(305,995)	(81,020)
Rent deposit	1,293	1,696	(2,989)
Accounts payable	798,104	(580,891)	(481,824)
Operating lease liability			(18,311)
Other current liabilities	(60,930)	162,666	(486,757)
Net cash provided by operating activities	2,080,387	898,367	4,448,846
Cash flows from investing activities:
Purchase of investment in money market	(35,466,235)	(18,544,250)	(16,089,836)
Sale of investment in money market	35,803,336	20,274,423	14,561,936
Net cash provided by (used in) investing activities	337,101	1,730,173	(1,527,900)
Cash flows from financing activities:
Deferred offering cost	(344,605)	(42,835)
Net cash used in financing activities	(344,605)	(42,835)
Net change in cash and cash equivalents	2,072,883	2,585,705	2,920,946
Cash and cash equivalents at beginning of period	9,687,976	7,102,271	4,181,325
Cash and cash equivalents at end of period	11,760,859	9,687,976	7,102,271
Supplemental disclosure of non-cash investing and financing Activities:
Initial recognition of right-of-use assets and lease liabilities			18,311
Class A Ordinary Shares
Supplemental disclosure of non-cash investing and financing Activities:
Receivable from issuance of ordinary shares at June 30, 2023		8,009
Class B Ordinary Shares
Supplemental disclosure of non-cash investing and financing Activities:
Receivable from issuance of ordinary shares at June 30, 2023		$ 10,000